Note 15 - Non-controlling Interest (Details Textual) - Costamare Bulkers Holdings Limited (CBHL) [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) shares
Other Investors [Member]
Investment Owned, Balance, Shares (in shares) | shares	8,108,108
Proceeds from Contributions from Parent | $	$ 3,750
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	7.50%
Costamare Bulkers Inc. (“CBI”) [Member]
Investment Owned, Balance, Shares (in shares) | shares	100,000,000
Noncontrolling Interest, Ownership Percentage by Parent	92.50%
Proceeds from Contributions from Parent | $	$ 100,000
Costamare Bulkers Inc. (“CBI”) [Member] | The Put Notice [Member]
Percentage to be Paid on Offered Shares Fair Value	70.00%
Costamare Bulkers Inc. (“CBI”) [Member] | Termination of the Service Contract Without Cause [Member]
Percentage to be Paid on Offered Shares Fair Value	100.00%